Hartford Quality Value ETF
Schedule of Investments
January 31, 2024  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.0%
	Banks - 9.0%
90,886	Bank of America Corp.	$ 3,091,033
39,395	Bank of Nova Scotia	1,841,716
29,198	JP Morgan Chase & Co.	5,090,963
10,978	PNC Financial Services Group, Inc.	1,659,984
70,105	Wells Fargo & Co.	3,517,869
		15,201,565
	Capital Goods - 6.1%
3,418	Curtiss-Wright Corp.	760,744
12,657	Honeywell International, Inc.	2,560,005
43,963	Johnson Controls International PLC	2,316,410
4,248	Lockheed Martin Corp.	1,824,134
21,805	Westinghouse Air Brake Technologies Corp.	2,868,884
		10,330,177
	Consumer Discretionary Distribution & Retail - 2.9%
46,120	LKQ Corp.	2,152,421
4,612	Lowe's Cos., Inc.	981,618
18,041	TJX Cos., Inc.	1,712,271
		4,846,310
	Consumer Services - 0.9%
52,762	Aramark	1,534,319
	Consumer Staples Distribution & Retail - 1.8%
24,384	Sysco Corp.	1,973,397
5,960	Walmart, Inc.	984,890
		2,958,287
	Energy - 7.7%
29,052	Chevron Corp.	4,283,136
30,383	EOG Resources, Inc.	3,457,282
47,935	TotalEnergies SE ADR	3,124,403
62,901	Williams Cos., Inc.	2,180,149
		13,044,970
	Equity Real Estate Investment Trusts (REITs) - 4.6%
12,914	American Tower Corp. REIT	2,526,624
95,217	Host Hotels & Resorts, Inc. REIT	1,830,071
5,560	Public Storage REIT	1,574,536
59,055	VICI Properties, Inc. REIT	1,778,737
		7,709,968
	Financial Services - 4.2%
17,617	American Express Co.	3,536,436
19,504	Charles Schwab Corp.	1,227,192
26,100	Morgan Stanley	2,276,964
		7,040,592
	Food, Beverage & Tobacco - 4.8%
29,132	Keurig Dr Pepper, Inc.	915,910
28,759	Mondelez International, Inc. Class A	2,164,690
40,606	Philip Morris International, Inc.	3,689,055
24,672	Tyson Foods, Inc. Class A	1,351,039
		8,120,694
	Health Care Equipment & Services - 8.0%
10,824	Becton Dickinson & Co.	2,584,879
6,876	Elevance Health, Inc.	3,392,894
45,587	Medtronic PLC	3,990,686
6,957	UnitedHealth Group, Inc.	3,560,175
		13,528,634
	Household & Personal Products - 2.5%
51,620	Kenvue, Inc.	1,071,631
65,737	Unilever PLC ADR	3,200,735
		4,272,366
Shares or Principal Amount			Market Value†
COMMON STOCKS - 97.0% - (continued)
	Insurance - 6.5%
32,031	American International Group, Inc.		$ 2,226,475
10,186	Chubb Ltd.		2,495,570
12,823	Marsh & McLennan Cos., Inc.		2,485,611
14,235	MetLife, Inc.		986,770
35,893	Principal Financial Group, Inc.		2,839,136
			11,033,562
	Materials - 3.7%
143,077	Amcor PLC		1,349,216
32,972	BHP Group Ltd. ADR		2,018,546
13,385	Celanese Corp.		1,958,091
16,010	FMC Corp.		899,762
			6,225,615
	Media & Entertainment - 6.5%
18,123	Alphabet, Inc. Class A*		2,539,032
68,106	Comcast Corp. Class A		3,169,653
25,470	Omnicom Group, Inc.		2,301,979
30,806	Walt Disney Co.		2,958,916
			10,969,580
	Pharmaceuticals, Biotechnology & Life Sciences - 8.0%
46,372	AstraZeneca PLC ADR		3,090,230
37,672	Merck & Co., Inc.		4,550,024
21,861	Novartis AG ADR		2,261,958
130,026	Pfizer, Inc.		3,521,104
			13,423,316
	Semiconductors & Semiconductor Equipment - 5.4%
53,356	Intel Corp.		2,298,577
26,512	Micron Technology, Inc.		2,273,404
16,279	QUALCOMM, Inc.		2,417,594
13,210	Texas Instruments, Inc.		2,115,185
			9,104,760
	Software & Services - 3.7%
7,630	Accenture PLC Class A		2,776,405
44,902	Cognizant Technology Solutions Corp. Class A		3,462,842
			6,239,247
	Technology Hardware & Equipment - 1.8%
59,297	Cisco Systems, Inc.		2,975,523
	Telecommunication Services - 0.8%
29,881	Verizon Communications, Inc.		1,265,460
	Transportation - 2.3%
47,631	Knight-Swift Transportation Holdings, Inc.		2,733,067
37,901	Southwest Airlines Co.		1,132,861
			3,865,928
	Utilities - 5.8%
28,208	American Electric Power Co., Inc.		2,204,173
22,452	Atmos Energy Corp.		2,558,181
26,843	Duke Energy Corp.		2,572,365
34,253	Sempra		2,451,144
			9,785,863
	Total Common Stocks (cost $126,683,330)		$ 163,476,736
	Total Investments (cost $126,683,330)	97.0%	$ 163,476,736
	Other Assets and Liabilities	3.0%	5,106,215
	Total Net Assets	100.0%	$ 168,582,951
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

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Hartford Quality Value ETF
Schedule of Investments – (continued)
January 31, 2024  (Unaudited)

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Banks	$ 15,201,565	$ 15,201,565	$ —	$ —
Capital Goods	10,330,177	10,330,177	—	—
Consumer Discretionary Distribution & Retail	4,846,310	4,846,310	—	—
Consumer Services	1,534,319	1,534,319	—	—
Consumer Staples Distribution & Retail	2,958,287	2,958,287	—	—
Energy	13,044,970	13,044,970	—	—
Equity Real Estate Investment Trusts (REITs)	7,709,968	7,709,968	—	—
Financial Services	7,040,592	7,040,592	—	—
Food, Beverage & Tobacco	8,120,694	8,120,694	—	—
Health Care Equipment & Services	13,528,634	13,528,634	—	—
Household & Personal Products	4,272,366	4,272,366	—	—
Insurance	11,033,562	11,033,562	—	—
Materials	6,225,615	6,225,615	—	—
Media & Entertainment	10,969,580	10,969,580	—	—
Pharmaceuticals, Biotechnology & Life Sciences	13,423,316	13,423,316	—	—
Semiconductors & Semiconductor Equipment	9,104,760	9,104,760	—	—
Software & Services	6,239,247	6,239,247	—	—
Technology Hardware & Equipment	2,975,523	2,975,523	—	—
Telecommunication Services	1,265,460	1,265,460	—	—
Transportation	3,865,928	3,865,928	—	—
Utilities	9,785,863	9,785,863	—	—
Total	$ 163,476,736	$ 163,476,736	$ —	$ —

(1)	For the period ended January 31, 2024, there were no transfers in and out of Level 3.
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Hartford Quality Value ETF
GLOSSARY: (abbreviations used in preceding Schedule of Investments) (Unaudited)

Other Abbreviations:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
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